Note 6 - Investments in Equity Method Investees (Details Textual) - JPY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jul. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Stratosphere [Member]
Allowance for Notes, Loans and Financing Receivable, Noncurrent				¥ 30,658
Notes, Loans and Financing Receivable, Gross, Noncurrent				30,658
KIS [Member]
Payments to Acquire Equity Method Investments		¥ 39,974
Leap Solutions [Member]
Payments to Acquire Equity Method Investments	¥ 256,928
Investments in Equity Method Investees [Member]
Equity-method Goodwill	57,197		¥ 57,197	103,841
Proceeds from Equity Method Investment, Dividends or Distributions			48,510	32,340
Allowance for Notes, Loans and Financing Receivable, Noncurrent	¥ 61,593		61,593	92,935
Payments to Acquire Equity Method Investments			¥ 338,166	¥ 338,240	¥ 199,920